Earnings per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per CPO/Share
Summary of weighted average of outstanding total shares, CPOs and Series "A", Series "B", Series "D" and Series "L" Shares (not in the form of CPO units)

At December 31, 2018 and 2017, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2018	2017
Total Shares	340,445,277	344,032,527
CPOs	2,433,270	2,466,848
Shares not in the form of CPO units:
Series “A” Shares	55,752,068	55,410,684
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2018				2017				2016
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	2.07	Ps.	0.02	Ps.	1.54	Ps.	0.01	Ps.	1.28	Ps.	0.01

(*) Series “A”, “B”, “D”  and  “L”  Shares not in the form of CPO units.

Summary of diluted earnings per CPO and per Share attributable to stockholders of the Company

	2018	2017
Total Shares	358,998,776	362,373,163
CPOs	2,544,568	2,573,409
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2018				2017				2016
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	1.96	Ps.	0.02	Ps.	1.46	Ps.	0.01	Ps.	1.20	Ps.	0.01

(*) Series “A”, “B”, “D” and “L”  Shares not in the form of CPO units.